Geographic Information	12 Months Ended
Dec. 31, 2011
Geographic Information [Abstract]
GEOGRAPHIC INFORMATION

NOTE 17 — GEOGRAPHIC INFORMATION

UCI International had the following net sales by region (in millions):

	Successor	Predecessor
	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
United States	$767.6	$67.4	$805.4	$755.1
Canada	30.0	2.6	31.4	29.0
Mexico	23.8	2.4	23.5	24.7
United Kingdom	14.1	1.0	15.6	11.6
France	12.6	1.2	10.7	8.6
Germany	7.1	0.5	6.5	5.4
China	6.7	0.2	3.5	7.4
Spain	4.9	0.5	4.4	4.2
Other	43.4	3.0	44.0	39.0

	$910.2	$78.8	$945.0	$885.0

Net long-lived assets by region were as follows (in millions):

	Successor	Predecessor
	December 31, 2011	December 31, 2010
United States	$829.9	$181.0
China	42.7	24.9
Spain	21.2	2.7
Mexico	12.8	6.5
Other	1.0	—
Goodwill	—	241.5

	$907.6	$456.6